	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2020

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------------------		---------------------------
COMMON STOCKS - 97.62%
	Consumer Discretionary - Durables &
	Apparel - 0.99%
200,000	Newell Brands Inc.	$4,246,000
		---------------
	Consumer Discretionary - Retailing - 6.96%
72,000	Genuine Parts Company	7,230,960
25,800	Home Depot, Inc. (The)	6,852,996
43,500	Target Corporation	7,679,055
116,500	TJX Companies, Inc. (The)	7,955,785
		---------------
		29,718,796
		---------------
	Consumer Discretionary - Services - 1.14%
8,646	Cedar Fair, L.P.	340,134
8,000	McDonald's Corporation	1,716,640
62,500	Wyndham Destinations, Inc.	2,803,750
		---------------
		4,860,524
		---------------
	Consumer Services - Telecommunications
	Services - 2.50%
87,000	AT&T Inc.	2,502,120
139,500	Verizon Communications Inc.	8,195,625
		---------------
		10,697,745
		---------------
	Consumer Staples - Food & Staples
	Retailing - 1.50%
86,000	Sysco Corporation	6,386,360
		---------------
	Consumer Staples - Food, Beverage &
	Tobacco - 4.74%
180,000	Coca-Cola Company (The)	9,871,200
101,500	Mondelez International, Inc. - Class A	5,934,705
53,500	Philip Morris International Inc.	4,429,265
		---------------
		20,235,170
		---------------
	Consumer Staples - Household & Personal
	Products - 1.74%
53,500	Proctor & Gamble Company (The)	7,443,990
		---------------
	Energy - 3.32%
85,500	Chevron Corporation	7,220,475

105,500	ConocoPhillips	4,218,945
119,100	Enterprise Products Partners L.P.	2,333,169
20,183	Williams Companies, Inc. (The)	404,669
		---------------
		14,177,258
		---------------
	Financials - Banks - 5.82%
490,000	First Horizon Corporation	6,252,400
70,500	JPMorgan Chase & Co.	8,958,435
64,800	PNC Financial Services Group, Inc. (The)	9,655,200
		---------------
		24,866,035
		---------------
	Financials - Diversified - 10.10%
6,950	BlackRock, Inc.	5,014,703
90,500	Blackstone Group Inc. (The) Class A	5,865,305
178,000	Charles Schwab Corporation (The)	9,441,120
50,500	Cohen & Steers, Inc.	3,752,150
115,500	Northern Trust Corporation	10,757,670
87,000	Raymond James Financial, Inc.	8,323,290
		---------------
		43,154,238
		---------------
	Financials - Insurance - 4.49%
74,000	Arthur J. Gallagher & Co.	9,154,540
65,000	Chubb Limited	10,004,800
		---------------
		19,159,340
		---------------
	Health Care - Equipment & Services - 7.55%
66,000	Abbott Laboratories	7,226,340
90,800	CVS Health Corporation	6,201,640
104,000	Medtronic Public Limited Company	12,182,560
157,500	Smith & Nephew plc	6,641,775
		---------------
		32,252,315
		---------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 3.82%
55,500	Johnson & Johnson	8,734,590
92,500	Merck & Co., Inc.	7,566,500
		---------------
		16,301,090
		---------------
	Industrials - Capital Goods - 8.05%
25,000	Eaton Corporation plc	3,003,500
70,000	Emerson Electric Co.	5,625,900
32,500	Honeywell International Inc.	6,912,750
41,500	Illinois Tool Works Inc.	8,461,020
9,500	Snap-on Incorporated	1,625,830

49,000	Stanley Black & Decker, Inc.	8,749,440
		---------------
		34,378,440
		---------------
	Industrials - Commercial & Professional
	Services - 1.30%
197,000	Healthcare Services Group, Inc.	5,535,700
		---------------
	Information Technology - Hardware &
	Equipment - 4.21%
39,600	Apple Inc.	5,254,524
214,000	Cisco Systems, Inc.	9,576,500
140,000	Juniper Networks, Inc.	3,151,400
		---------------
		17,982,424
		---------------
	Information Technology - Semiconductors &
	Semiconductor Equipment - 9.52%
92,000	Analog Devices, Inc.	13,591,160
10,500	Broadcom Inc.	4,597,425
91,500	Microchip Technology Incorporated	12,637,065
47,000	Texas Instruments Incorporated	7,714,110
15,000	Xilinx, Inc.	2,126,550
		---------------
		40,666,310
		---------------
	Information Technology - Software &
	Services - 5.21%
49,000	International Business Machines Corporation	6,168,120
72,250	Microsoft Corporation	16,069,845
		---------------
		22,237,965
		---------------
	Materials - 5.35%
19,250	Air Products and Chemicals, Inc.	5,259,485
48,500	Avery Dennison Corporation	7,522,835
109,500	DuPont de Nemours, Inc.	7,786,545
25,000	RPM International, Inc.	2,269,500
		---------------
		22,838,365
		---------------
	Real Estate - 4.98%
40,712	Digital Realty Trust, Inc.	5,679,731
7,750	Equinix, Inc.	5,534,895
63,500	NexPoint Residential Trust, Inc.	2,686,685
104,300	W.P. Carey Inc.	7,361,494
		---------------
		21,262,805
		---------------

	Utilities - 4.33%
89,000	CMS Energy Corporation	5,429,890
80,500	Dominion Energy, Inc.	6,053,600
50,500	NextEra Energy, Inc.	3,896,075
34,000	WEC Energy Group, Inc.	3,129,020
		---------------
		18,508,585
		---------------
	TOTAL COMMON STOCKS
	(cost $310,261,192)	416,909,455
		---------------
SHORT-TERM INVESTMENTS - 2.57%
	U.S. Government Security - 2.34%
$5,000,000	U.S. Treasury Bill 01/05/2021, 0.031%	4,999,996
5,000,000	U.S. Treasury Bill 02/04/2021, 0.041%	4,999,827
		---------------
		9,999,823
		---------------
	Money Market Fund - 0.23%
1,008,132	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield, 0.03%	1,008,132
		---------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $11,007,955)	11,007,955
		---------------
	TOTAL INVESTMENTS
	(cost $321,269,147) - 100.19%	427,917,410
		---------------

	LIABILITIES, NET OF OTHER ASSETS - (0.19%)	(827,201)
		---------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$427,090,209
		---------------
		---------------

As of December 31, 2020, investment cost for federal tax purposes was $320,076,290 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$116,283,316
Unrealized depreciation	(8,442,196)
---------------
Net unrealized appreciation	$107,841,120
---------------
---------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------------	--------------------
Level 1 -
Common Stocks(1)	$416,909,455
Money Market Fund	1,008,132
Level 2 -
U.S. Government Securities	9,999,823
Level 3 -
None	--
---------------
Total	$427,917,410
---------------
---------------

(1) See Schedule above for further detail by industry.